Note 5 - Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2018	2017
Components, spare parts	3,496	3,909
Work-in-progress	576	729
Finished goods – own manufactured products	2,672	1,167
Finished goods – distribution products	1,442	1,656
Total gross inventories	8,186	7,461
Less: allowance for slow-moving inventory and net realizable value	(974)	(722)
Total	7,212	6,739